Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2018	2017
Prepayments	$2,129	$2,586
Value-added tax receivable	1,734	905
Interest receivable	366	98
Other	408	96
Total prepaid expenses and other current assets	$4,637	$3,685